Insurance - Significant Insurance Assumptions (Detail) - Life insurance contracts [member]	Oct. 31, 2022	Oct. 31, 2021
Country of domicile [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality rates	0.11%	0.12%
Morbidity rates	1.81%	1.78%
Future reinvestment yield	3.75%	3.76%
Lapse rates	0.50%	0.50%
Foreign countries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality rates	0.80%	0.79%
Future reinvestment yield	2.90%	2.90%